SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), expressed in U.S. dollars. The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with GAAP. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, allowance for credit losses, valuation of share-based compensation and warrants, accounting for warrants, useful lives of internally developed software and property and equipment, fair value of convertible notes, impairment of long-lived assets, whether an arrangement is or contains a lease, income tax accruals, the valuation allowance for deferred income taxes, and contingent liabilities.

The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of funds held in bank accounts. Cash equivalents consist of short-term, highly liquid investments with original maturities of 90 days or less at the time of purchase and generally include money market accounts.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains cash accounts with various financial institutions. At times, balances in these accounts may exceed federally insured limits. Accounts at each institution within the United States (“US”) are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. Additionally, a portion of the Company’s cash is deposited in non-US accounts. The funds are held with financial institutions that offer deposit insurance and bear specific country and regional risks. The amount over the insured limits as of December 31, 2025 and 2024 was $107,240 and $3,589, respectively. No losses have been incurred to date on any deposit balances.

The financial assets that potentially subject the Company to concentration of credit risk is accounts receivable and unbilled receivables. At December 31, 2025, two customers accounted for 52% of the Company’s accounts receivable and unbilled receivables. As of December 31, 2024, one customer accounted for 88% of the Company’s accounts receivable and unbilled receivables.

For the year ended December 31, 2025, two customers accounted for 53% of the Company’s revenues. For the year ended December 31, 2024, one customer accounted for 48% of the Company’s revenues, respectively. For the year ended December 31, 2023, one customer accounted for 33% of the Company’s revenues.

Fair Value Measurements

Fair Value Measurements

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a hierarchy of inputs used when available. Observable inputs are what market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are those that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

The three levels of the fair value hierarchy are described below:

Level 1— Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2— Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.

Level 3— Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include trade accounts receivable, unbilled receivables, intangible assets, accounts payable, accrued expenses, and debt at variable interest rates, approximate their fair values at December 31, 2025 and 2024, respectively, principally due to the short-term nature, maturities, or nature of interest rates of the above listed items.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable are recorded at the net invoiced amount, net of allowances for credit losses, and do not bear interest. Unbilled receivables, which are reflected separately on the accompanying consolidated balance sheets, include unbilled amounts for services rendered in the respective period but not yet billed to the customer until a future date, which typically occurs within one month. The allowance for credit losses is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. In accordance with ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, the Company also considers reasonable and supportable forecasts of future economic conditions and their expected impact on customer collections in determining the allowance for credit losses.

The Company determines expected credit losses based on historical write-off experience, an analysis of the aging of outstanding receivables, customer payment patterns, and our expectations of changes in macro-economic conditions, that may impact the collectability of outstanding receivables. Balances are considered past due based on invoiced terms. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2025 and 2024, the allowance for credit losses was $113,728 and $201,395, respectively.

Long-Lived Assets

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or circumstances exist that indicate the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets is measured by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to be generated by the assets. If the asset or asset group is considered to be impaired, an impairment loss would be recorded to adjust the carrying amounts to the estimated fair value. Management has determined that no impairment of long-lived assets exists, and accordingly, no adjustments to the carrying amounts of the Company’s long-lived assets have been made for the year ended December 31, 2025 and 2024.

Property and Equipment

Property and Equipment

Property and equipment consisting of office and computer equipment, furniture and leasehold improvements are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives, ranging between three to seven years.

Useful Lives
Equipment	3 years
Furniture	7 years
Leasehold improvements	Shorter of useful life of asset or lease term

Capitalized Software

Capitalized Software

The Company complies with the guidance of ASC Topic 350-40, Intangibles—Goodwill and Other—Internal Use Software, in accounting for of its internally developed system projects that it utilizes to provide its services to customers. These system projects generally relate to software of the Company that is not intended for sale or otherwise marketed. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Once a project has reached the development stage, the Company capitalizes direct internal and external costs until the software is substantially complete and ready for its intended use. Costs for upgrades and enhancements are capitalized, whereas, costs incurred for maintenance are expensed as incurred. These capitalized software costs are amortized on a project-by- project basis over the expected economic life of the underlying software on a straight-line basis, which is generally three years. Amortization commences when the software is available for its intended use.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Warrants classified as liabilities are recorded at fair value and are remeasured at each reporting date until settlement. Changes in fair value are recognized as a component of change in fair value of warrant liability in the consolidated statements of operations. The fair value of the warrant liabilities is estimated using a Black-Scholes option pricing formula. The warrant volatility assumption within the Black-Scholes model represents a Level 3 measurement within the fair value measurement hierarchy. Warrants classified as equity instruments are initially recognized at fair value and are not subsequently remeasured.

The proceeds received from the sale of equity classified warrants and convertible note in a bundled transaction are allocated based on the relative fair values of warrants and convertible notes with no changes in fair value of warrants recognized after the issuance date and were recorded at the issuance date using a relative fair value allocation method. Equity classified warrants, which are issued as an inducement to the holder of convertible note to covert the note, are recognized as an expense equal to the fair value of the warrant in accordance with ASC 470-20, Debt with Conversion and Other Options.

When equity classified warrants are issued to the convertible note holder as an additional consideration for the holder to provide additional funding under the existing convertible note agreement, the additional funding is allocated based on the residual fair value allocation method in which the fair value of the additional funding is first allocated to the convertible note and the remaining proceeds are allocated to the equity classified warrant.

Advertising	Advertising Advertising costs are expensed as incurred, and totaled $13,540, $556 and $46,726 for the years ended December 31, 2025, 2024 and 2023 respectively.
Income Taxes

Income Taxes

The Company accounts for income taxes using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis, net operating losses, tax credit and other carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates when the assets and liabilities are expected to be realized or settled. The Company regularly reviews deferred tax assets for realizability and establishes valuation allowances based on available evidence including historical operating losses, projected future taxable income, expected timing of the reversals of existing temporary differences, and appropriate tax planning strategies. If the Company’s assessment of the realizability of a deferred tax asset change, an increase to a valuation allowance will result in a reduction of net earnings at that time, while the reduction of a valuation allowance will result in an increase of net earnings at that time.

The Company follows ASC 740-10-65-1 in accounting for uncertainty in income taxes by prescribing rules for recognition, measurement and classification in financial statements of tax positions taken or expected to be in a tax return. This prescribes a two-step process for the financial statement measurement and recognition of a tax position. The first step involves the determination of whether it is more likely than not (greater than 50 percent likelihood) that a tax position will be sustained upon examination, based on the technical merits of the position. The second step requires that any tax position that meets the more likely than not recognition threshold be measured and recognized in the financial statements at the largest amount of benefit that is a greater than 50 percent likelihood of being realized upon ultimate settlement. This topic also provides guidance on the accounting for related interest and penalties, financial statement classification and disclosure. The Company’s policy is that any interest or penalties related to uncertain tax positions are recognized in income tax expense when incurred. The Company has no uncertain tax positions or related interest or penalties requiring accrual at December 31, 2025 and 2024.

Foreign Currency Translation

Foreign Currency Translation

The financial statements of the Company’s subsidiary operating in Mexico are prepared to conform to U.S. GAAP and translated into U.S. Dollars by applying a current exchange rate. The local currency has been determined to be the functional currency. Assets and liabilities of non-U.S. operations are translated at period-end exchange rates. Items appearing in the consolidated statements of operations are translated using average exchange rates during each period. Translation gains and losses are reported in accumulated other comprehensive income (loss) as a component of stockholders’ equity (deficit).

Intangible Assets

Intangible Assets

Intangible assets include the Company’s domain name and are accounted for based on ASC Topic 350, Intangibles – Goodwill and Other. The Company’s intangible assets that have finite lives, consisting of intellectual property, are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company will perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company evaluates the useful lives for these intangible assets each reporting period to determine whether events and circumstances warrant a revision in their remaining useful lives.

Foreign Operations

Foreign Operations

Operations outside the United States include a wholly-owned subsidiary in Mexico. Foreign operations are subject to risks inherent in operating under different legal systems and various political and economic environments. Among the risks are changes in existing tax laws, possible limitations on foreign investment and income repatriation, government price or foreign exchange controls, and restrictions on currency exchange.

Revenue Recognition

Revenue Recognition

The Company’s revenues are accounted for under FASB ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The Company generates revenues primarily from shipments executed by the Company’s freight transportation brokerage services or dedicated capacity to shippers through the Company’s freight marketplace.

Freight Transportation Brokerage Services

The Company’s freight transportation brokerage services include Fr8App FTL, providing a single customer the use of an entire truckload, Waavely, providing ocean container shipments through Mexican ports, and Fr8Now LTL, providing multiple customers the use of a partial truckload in each truck. Shippers contract with the Company to utilize the Company’s network of independent freight Carriers to transport freight. Those shipments are the Company’s single performance obligations, arising under contracts the Company has entered into with customers that define the price for performance obligation and payment terms. The Company’s acceptance of the shipment request establishes enforceable rights and obligations for each contract. By accepting the shipper’s order, the Company has responsibility for transportation of the shipment from origin to destination. Under such contracts, revenue is recognized when performance obligations are satisfied, which generally represents the transit period from origin to destination by a third-party carrier which can vary based on origin and destination, or the capacity used. This is appropriate as the customer simultaneously receives and consumes the benefits as the Company performs its obligation. The Company determines revenue in-transit using the output method based on shipping milestones. Measure of revenue in-transit requires the application of judgment. Revenue is measured as the amount of consideration the Company expects to receive in exchange for providing services. Accessorial charges for fuel surcharge, loading and unloading, stop charges, and other immaterial charges are part of the consideration received for the single performance obligation of delivering shipments.

Dedicated Capacity Services

The Company provides customers with dedicated shipment capacity for a specific period of time under Fr8Fleet. The current arrangements under Fr8Fleet include an obligation to provide weekly shipping capacity. The Company’s performance obligation in this arrangement is to provide the shipping capacity and the transaction price is fixed. Under such contracts, revenue is recognized when performance obligations are satisfied, which generally represents when trucks are provided to the shipper over the term of the agreement. The Company utilizes the output method for revenue recognition based on direct measurements of the value transferred to the customer, which is the number of trucks provided to the customer per day. Revenue is measured as the amount of consideration the Company expects to receive in exchange for providing services.

Payment for the Company’s services is generally due within 30 to 45 days upon delivery of the shipment. Contracts entered into with customers do not contain material financing components. The Company’s contracts with customers typically have a duration of one year or less and do not require any significant start-up costs, and as such, costs incurred to obtain contracts associated with these contracts are expensed as incurred.

Through the Company’s freight brokerage services and dedicated capacity, the Company is responsible for identifying and directing independent freight Carriers to transport the shipper’s goods. The transportation of the loads is outsourced to third-party Carriers. The Company is a principal in these arrangements, and therefore records revenue associated with these contracts on a gross basis. The Company controls the service and has primary responsibility to meet the customer’s requirements. The Company invoices and collects from its customers, maintains discretion over pricing and is responsible for resolving customer claims.

Additionally, the Company is responsible for selection of third-party transportation providers to the extent used to satisfy customer freight requirements. At times, billing occurs subsequent to revenue recognition, resulting in an unbilled receivable which represents a contract asset. This contract asset is recorded as an unbilled receivable and presented on the consolidated balance sheets. The Company receives the unconditional right to bill when shipments are delivered to their destination.

A summary of the Company’s revenue by major service lines is as follows:

	Years Ended December 31,
	2025	2024	2023
Freight transportation brokerage	$9,625,003	$8,635,201	$13,474,282
Dedicated capacity	3,419,801	5,093,721	3,586,471
Software	17,730	-	-
Total revenue	$13,062,534	$13,728,922	$17,060,753

Convertible Debt

Convertible Debt

The Company elected the fair value option (“FVO”) of accounting under ASC Topic 825-10, Financial Instruments (“ASC 825”), to record its convertible note issued in 2023 at fair value at issuance and subsequently remeasures to fair value each reporting period. The primary reason for electing the fair value option was for simplification and cost-benefit considerations of accounting for the convertible notes at fair value versus bifurcation of the embedded derivatives. The convertible note accounted for under the FVO represents a financial instrument containing embedded features which would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815. The Company has elected to present interest expenses separately from changes in fair value and therefore interest associated with the convertible note is presented as interest expense in the consolidated statement of operations. All costs associated with the issuance of the convertible note accounted for using the FVO were expensed upon issuance. The fair value of the convertible note is determined using a binomial lattice model and classified as Level 3 in the fair value hierarchy.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based awards, including stock options and restricted stock awards, issued to employees in accordance with ASC Topic 718, Compensation—Stock Compensation. In addition, the Company issues stock options to non-employees in exchange for consulting services and accounts for these in accordance with the provisions of ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. Compensation expense is measured at the grant, based on the calculated fair value of the award, and recognized as an expense over the requisite service period, which is generally the vesting period of the award.

For modification of stock compensation awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification. In addition, the Company records the remaining unrecognized compensation cost for the original cost for the original award on the modification date over the remaining vesting period for unvested awards.

The Company estimates the expected term of stock options granted to employees using the simplified method, whereby the expected term equals the average of the vesting term and the original contractual term of the option. The Company utilizes this method as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. For stock options granted to non-employees, the contractual term of the option is utilized as the basis for the expected term assumption. All other assumptions used to calculate the grant date fair value are generally consistent with the assumptions used for options granted to employees. For purposes of calculating share-based compensation, the Company estimates the fair value of stock options using a Black-Scholes option-pricing model. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the Company’s stock price and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The expected volatility is primarily based on the historical volatility of peer company data while the expected life of the stock options is based on historical and other economic data trended into the future. The risk-free interest rate is based on U.S. Treasury yield curve in effect at the time of grant for periods corresponding to the expected option term. The dividend yield assumption is based on the Company’s history and expectation of no dividend payouts.

If factors change and the Company employs different assumptions, share-based compensation expense may differ significantly from what has been recorded in the past. If there is a difference between the assumptions used in determining share-based compensation expense and the actual factors which become known over time, specifically with respect to anticipated forfeitures, the Company may change the input factors used in determining share-based compensation costs for future grants. These changes, if any, may materially impact the Company’s results of operations in the period such changes are made. Incremental compensation costs arising from subsequent modifications of awards after the grant date are recognized when incurred. In addition, the Company accounts for forfeitures of awards as they occur. For share-based awards that vest based on performance conditions, expense is recognized when it is probable that the conditions will be met.

Earnings Per Share

Earnings Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to ordinary shareholders by the weighted average number of outstanding ordinary shares for the period, considering the effect of the securities series A and B preferred stock and series seed preferred stock. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) by the weighted average number of ordinary shares and dilutive ordinary shares equivalents outstanding. During the periods when they are anti-dilutive, ordinary share equivalents including those from warrants and convertible notes, if any, are not considered in the computation. At December 31, 2025 and 2024, there were 32,693,630 and 16,066,824 ordinary share equivalents, respectively, which were anti-dilutive.

Acquisition of JAK Solar

Acquisition of JAK Solar

The Company accounted for the acquisition of JAK Solar as a business combination under ASC 805, Business Combinations. The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available. The Chief Operating Decision Maker (“CODM”), CEO Javier Selgas, reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment. The Company presents financial information about its operating segment and geographical areas in Note 16 to the consolidated financial statements.

Reclassifications

Reclassifications

Financial statements presented for prior periods include reclassifications that were made to conform to the current year presentation. There was no material impact to the consolidated financial statements for these changes.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

On December 13, 2023, the FASB issued ASU 2023-08, which addresses the accounting and disclosure requirements for certain crypto assets. The new guidance requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recorded in net income in each reporting period. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets. For all entities, the ASU’s amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. The Company adopted ASU 2023-08 for the period ending March 31, 2025.

Accounting Standards Issued but Not Adopted as of December 31, 2025

Accounting Standards Issued but Not Adopted as of December 31, 2025

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, an update that improves income statement expense disclosure requirements. Under ASU 2024-03 issuers will be required to incorporate new tabular disclosures disaggregating prescribed expense categories within relevant income statement captions in the notes to their financial statements. These categories include purchases of inventory, employee compensation, depreciation and intangible asset amortization. The amendments are effective for fiscal years beginning after December 15, 2026, and should be applied prospectively. The adoption of ASU 2024-03 will require us to provide additional disclosures related to certain income statement expenses but otherwise will not materially impact our financial statements.

All other new accounting pronouncements that have been issued, but not yet effective are currently being evaluated and at this time are not expected to have a material impact on our consolidated financial statements.